Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Trade and Other Payables

	2023	2022
	US$M	US$M
Trade payables	4,893	5,360
Other payables	1,407	1,327

Total	6,300	6,687

Comprising:
Current	6,296	6,687
Non-current	4	–